Loans Receivable - Unpaid Principal Balance of Residential and Consumer Loans Based on Accrual Status (Parenthetical) (Detail)	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Period of education loans	90 days	90 days
Guarantee provided by government agencies against outstanding balances of education loans	97.00%	97.00%